Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
LOAN SERVICING

NOTE 7 - LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end were as follows:

	2011	2010
Mortgage loans serviced for Freddie Mac	$13,086	$15,633

Custodial escrow balances maintained in connection with serviced loans were $219 and $242 at year-end 2011 and 2010.

Activity for mortgage servicing rights and the related valuation allowance follows:

	2011	2010	2009
Servicing rights, net of valuation allowance:
Beginning of year	$57	$88	$112
Additions	—	1	5
Amortized to expense	(23)	(31)	(33)
Change in valuation allowance	3	(1)	4

End of year	37	57	88

Valuation allowance:
Beginning of year	$5	$4	$8
Additions expensed	—	1	—
Reductions credited to operations	(3)	—	(4)

End of year	$2	$5	$4

The fair value of capitalized mortgage servicing rights was $66 and $86 at year-end 2011 and 2010, respectively. Fair value at year-end 2011 was determined using a 9% discount rate and prepayments speeds ranging from 18.4% to 34.5% depending on the stratification of the specific right. Fair value at year-end 2010 was determined using a 9% discount rate and prepayments speeds ranging from 13.1% to 42.0% depending on the stratification of the specific right.

The weighted average amortization period is 3.0 years.